Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2020
Critical Accounting Estimates and Judgements [Abstract]
Critical Accounting Estimates and Judgements	Critical Accounting Estimates and Judgements
Critical accounting estimates and assumptions

Reserves and resources
Royalty, stream and other interests comprise a large component of the Company’s assets and as such, the reserves and resources of the underlying ore body to which the interests relate may have a significant effect on the Company’s consolidated financial statements. Estimates are applied in determining the depletion of and assessing the recoverability of the carrying value of the royalty, stream and other interests. In respect of these interests, the public disclosures of reserves and resources that are released by the operators of these interests involve assessments of geological and geophysical studies and economic data and the reliance on a number of assumptions, including foreign exchange rates, commodity prices, future capital requirements and production costs along with geological assumptions made in estimating the size and grade of the ore body. These assumptions are, by their very nature, subject to interpretation and uncertainty.
The Company adjusts its estimates of reserves, resources and exploration potential, if applicable, to reflect the Company’s percentage entitlement to metals produced from such mines. The Company compiles its estimates of its reserves and resources based on information supplied by appropriately qualified persons relating to the geological data on the size, density and grade of the ore body, and require complex geological and geostatistical judgements to interpret the data.
Changes in the reserve estimates, resource estimates or exploration potential estimates may materially affect the recorded amounts of depletion and the assessed recoverability of the carrying value of the royalty, stream and other interests. The Company’s royalty, stream and other interests are depleted on a units-of-production basis, with estimated recoverable reserves and resources being used to determine the depletion rate for each of the Company’s royalty, stream and other interests. Depletion calculations require determination of the amount of recoverable resources to be converted into reserves. Changes to depletion rates are accounted for prospectively.
Impairment of royalty, stream and other interests
Assessment of impairment of royalty, stream and other interests at the end of each reporting period requires the use of judgements, assumptions and estimates when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment test on the Company’s royalty, stream and other interests. The assessment of fair values requires the use of estimates and assumptions for long-term commodity prices, discount rates, recoverable ounces of attributable metals, reserve and resource conversion, foreign exchange rates, future capital expansion plans and operating performance. In addition, the Company may use other approaches in determining fair value which may include estimates related to (i) dollar value per ounce of mineral reserve/resource; (ii) cash-flow multiples; and (iii) market capitalization of comparable assets. Changes in any of the assumptions and estimates used in determining the fair value of the royalty, stream and other interests measured at cost, could impact the impairment analysis.
Valuation of the conversion option of the deferred payment to Yamana Gold Inc.
The Company’s deferred payment to Yamana Gold Inc. is a compound financial instrument, comprising a debt host and conversion and early redemption option portion (“Conversion option”). As the Conversion option meets the definition of an embedded derivative, it is reflected at fair value for financial reporting purposes. The fair value is estimated using a Monte-Carlo valuation model that requires the use of estimates and assumptions with respect to the Company’s future share price volatility. Changes in any of the assumptions and estimates used in determining the fair value of the Conversion option may materially affect the recorded amounts.
Critical accounting judgements
Asset acquisitions and business combinations
The assessment of whether an acquisition meets the definition of a business, or whether assets are acquired is an area of critical judgement. This assessment requires the use of judgement when assessing whether an acquisition includes inputs and a significant process that together significantly contribute to the ability to create outputs. In addition, IFRS 3 Business Combinations also propose a screening test that determines that a set of activities and assets is not considered a business if substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. This screening test involves the use of judgement. Changes in the judgement used in determining if an acquisition meets the definition of a business could impact the amounts recorded in the consolidated financial statements at the time of the acquisition.
Impairment of exploration and evaluation royalty, stream and other interests
Assessment of impairment of royalty, stream and other interests on exploration and evaluation properties requires the use of judgements when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment test on the Company’s royalty, stream and other interests on exploration and evaluation properties. Factors which could trigger an impairment review include, but are not limited to, an expiry of the right to explore in the specific area during the period or will expire in the near future, and is not expected to be renewed; substantive exploration and evaluation expenditures in a specific area is neither budgeted nor planned; exploration for and evaluation of mineral resources in a specific area have not led to the discovery of commercially viable quantities of mineral resources; sufficient data exists to indicate that, although a development in a specific area is likely to proceed, the carrying amount of the royalty, stream and other interests are unlikely to be recovered in full from successful development or by sale; significant negative industry or economic trends; interruptions in exploration and evaluation activities; and a significant decrease in current or forecast commodity prices.
Changes in the judgements used in determining the fair value of the royalty, stream and other interests on exploration and evaluation properties could impact the impairment analysis.
Impairment of producing royalty, stream and other interests
Assessment of impairment of producing royalty, stream and other interest requires the use of judgement when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment test on the Company’s producing royalty, stream and other interests. Factors that could trigger an impairment review include, but are not limited to, a significant market value decline; net assets higher than the market capitalization; a significant reduction in mineral reserve and resources; significant negative industry or economic trends; interruptions in production activities; significantly lower production than expected; a significant decrease in current or forecast commodity prices; and other relevant information received from the operators that indicates production from mineral interests will not likely occur or may be significantly reduced in the future.
Changes in the judgements used in determining the fair value of the producing royalty, stream and other interests could impact the impairment analysis.
Income taxes
The interpretation and application of existing tax laws, regulations or rules in Canada or any of the countries in which the Company’s subsidiaries or the mining operations in which the Company holds interests are located or to which deliveries of precious metals are made requires the use of judgement. The likelihood that tax positions taken will be accepted is assessed based on facts and circumstances of the relevant tax position considering all available evidence. Differing interpretation of these laws, regulations or rules could result in an increase in the Company’s taxes, or other governmental charges, duties or impositions.
In recognizing deferred income tax assets, the Company makes judgements related to expectations of future taxable income, including the expected timing of reversals of existing temporary differences. Such estimates are based on forecasted cash flows from operations which require the use of estimates and assumptions such as long-term commodity prices and recoverable metal ounces. The amount of deferred income tax assets recognized on the balance sheet could be reduced if the actual taxable income differs significantly from expected taxable income. The Company reassesses its deferred income tax assets at the end of each reporting period.